ASSETS HELD FOR SALE (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Assets and Liabilities Held for Sale
Assets held for sale at December 31, 2021 and 2020 include:

	December 31, 2021	December 31, 2020
Silver Springs Properties
SSP Tract 1	$—	$3,589,876
SSP Tract II	—	2,738,462
Total assets held for sale	$—	$6,328,338